Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41950
Entity Registrant Name	Ryde Group Ltd
Entity Central Index Key	0001971115
Entity Address, Address Line One	Duo Tower
Entity Address, Address Line Two	3 Fraser Street
Entity Address, Address Line Three	#08-21
Entity Address, Country	SG
Entity Address, Postal Zip Code	189352